COMPANY’S OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of equity interest

Schedule of equity interest

				% equity interest
Entity		Main activity	Country (1)	09.30.21	12.31.20
BRF GmbH		Holding	Austria	100.00	100.00
BRF Foods LLC	(g)	Import, industrialization and commercialization of products	Russia	99.99	99.90
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	99.00	99.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	1.00	1.00
BRF Global GmbH		Holding and trading	Austria	100.00	100.00
BRF Foods LLC	(h)	Import, industrialization and commercialization of products	Russia	0.01	0.10
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	99.99	99.99
Buenos Aires Fortune S.A.		Holding	Argentina	4.36	4.36
Eclipse Latam Holdings		Holding	Spain	100.00	100.00
Buenos Aires Fortune S.A.		Holding	Argentina	95.64	95.64
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00
Perdigão International Ltd.	(d)	Import and export of products	Cayman Island	-	100.00
ProudFood Lda.		Import and commercialization of products	Angola	90.00	90.00
Sadia Chile S.A.		Import, export and commercialization of products	Chile	40.00	40.00
Wellax Food Logistics C.P.A.S.U. Lda.		Import, commercialization of products and administrative services	Portugal	100.00	100.00
BRF Austria GmbH	(o)	Holding	Austria	100.00	100.00
One Foods Holdings Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Food Products Factory LLC		Import, export, industrialization and commercialization of products	UAE	49.00	49.00
Badi Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	100.00	100.00
Joody Al Sharqiya Food Production Factory LLC	(b)	Import and commercialization of products	Saudi Arabia	100.00	-
BRF Al Yasra Food K.S.C.C. ("BRF AFC")	(c)	Import, commercialization and distribution of products	Kuwait	100.00	75.00
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
Al Khan Foodstuff LLC ("AKF")		Import, commercialization and distribution of products	Oman	70.00	70.00
FFQ GmbH	(e)	Industrialization, import and commercialization of products	Austria	-	100.00
TBQ Foods GmbH		Holding	Austria	60.00	60.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik ÜretimLtd. Sti.	(a)	Generation and commercialization of electric energy	Turkey	100.00	100.00
Banvit Foods SRL	(f)	Industrialization of grains and animal feed	Romania	-	0.01
Nutrinvestments BV		Holding	The Netherlands	100.00	100.00
Banvit ME FZE		Marketing and logistics services	UAE	100.00	100.00
Banvit Foods SRL	(f)	Industrialization of grains and animal feed	Romania	-	99.99
One Foods Malaysia SDN. BHD.		Marketing and logistics services	Malaysia	100.00	100.00
Federal Foods LLC		Import, commercialization and distribution of products	UAE	49.00	49.00
Federal Foods Qatar		Import, commercialization and distribution of products	Qatar	49.00	49.00
BRF Hong Kong LLC	(a)	Import, commercialization and distribution of products	Hong Kong	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	0.01	0.01
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	99.99	99.99
BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
Affinity Petcare Brasil Participações Ltda.	(n)	Holding	Brazil	100.00	-
Mogiana Alimentos S.A.	(l)	Manufacturing, distribution and sale of Pet Food products	Brazil	50.00	-
Gewinner Participações Ltda.	(j)	Industrialization, distribution and sale of feed and nutrients for animals	Brazil	100.00	-
Hecosul Alimentos Ltda.	(j)	Manufacturing and sale of animal feed	Brazil	100.00	-
Hercosul Distribuição Ltda.	(j)	Import, export, wholesale and retail sale of food products for animals	Brazil	100.00	-
Hercosul Soluções em Transportes Ltda.	(j)	Road freight	Brazil	100.00	-
Hercosul International S.R.L.	(j)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	99.00	-
Paraguassu Participações S.A.	(m)	Holding	Brazil	100.00	-
Mogiana Alimentos S.A.	(l)	Manufacturing, distribution and sale of Pet Food products	Brazil	50.00	-
Hercosul International S.R.L.	(k)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	1.00	-
PP-BIO Administração de bem próprio S.A.	(i)	Management of assets	Brazil	-	33.33
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33
ProudFood Lda.		Import and commercialization of products	Angola	10.00	10.00
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	99.99	99.99
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	99.99	99.99
Sadia Alimentos S.A.		Holding	Argentina	43.10	43.10
Sadia Chile S.A.		Import, export and commercialization of products	Chile	60.00	60.00
Sadia International Ltd.	(l)	Import and commercialization of products	Cayman Island	-	100.00
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	100.00	100.00
Sadia Alimentos S.A.		Holding	Argentina	56.90	56.90
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	100.00	100.00
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	0.01	0.01
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	0.01	0.01
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	0.01	0.01

(1)	UAE – United Arab Emirates.
(a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
(b)	On January 18, 2021, 100% of the capital stock of Joody Al Sharqiya Food Production Factory LLC was acquired (note 1.2.1).
(c)	On March 9, 2021, the minority stake on BRF AFC was acquired, as described below.
(d)	On March 24, 2021, the subsidiary Perdigão International Ltd. was dissolved.
(e)	On March 30, 2021, the subsidiary FFQ GmbH was dissolved.
(f)	On May 4, 2021 the sale of shares held in Banvit Foods SRL was concluded, as described below.
(g)	On May 31, 2021, BRF GmbH purchased additional 0.09% interest in BRF Food LLC from BRF Global GmbH.
(h)	On May 31, 2021, BRF Global GmbH sold 0.09% interest in BRF Food LLC to BRF GmbH.
(i)	On July 30, 2021, BRF S.A. sold all the shares held in PP-BIO Administração de bem próprio S.A.
(j)	On August 02, 2021, 99% of the capital stock of Hercosul International S.R.L. was acquired by BRF Pet S.A., as per note 1.2.2
(k)	On August 02, 2021, 1% of the capital stock of Hercosul International S.R.L. was acquired by BRF S.A., as per note 1.2.2
(l)	On August 19, 2021, the subsidiary Sadia International Ltd. was dissolved.
(m)	On September 01, 2021, Paraguassu Participações S.A. was acquired by BRF Pet S.A., as per note 1.2.3
(n)	On September 01, 2021, Affinity Petcare Brasil Participações Ltda. was acquired by BRF Pet S.A., as per note 1.2.3
(o)	On October 21, 2021 it was approved the merger of BRF Austria GmbH into BRF GmbH retroactively to 01 January 2021 according to the Austrian law.

The Company's current best estimate of the fair value of the assets and liabilities is presented below and reflected in the Company's condensed consolidated interim financial information:

The fair value of the acquired assets and assumed liabilities in the business combination is presented below:

Fair value at the acquisition date
Assets
Cash and cash equivalents	408
Inventories	832
Advances	232
Property, plant and equipment, net	30,128
31,600
Liabilities
Trade accounts payable	1,420
Taxes payable	550
Employee benefits	286
Other current liabilities	100
2,356

Net assets acquired	29,244

Fair value of consideration transferred	41,620

Goodwill	12,376

1.2.2.   Hercosul Group

On August 2, 2021 the Company concluded the acquisition of 100% of the capital stock of the companies that compose the Hercosul Group, after with the fulfillment of the conditions precedent. From this date, BRF Pet S.A. (“BRF Pet”) became owner of 100% of Gewinner Participações Ltda. and 99% of Hercosul International S.R.L. (“Hercosul International”) and BRF S.A. became owner of 1% of Hercosul International.

The initial fair value of the consideration transferred was of R$794,535 of which R$675,355 was paid in cash and R$119,180 will be paid in the next 4 years. The amount payable is subject to interest and was recorded as other liabilities, with subsequent changes recorded as financial expenses. According to conditions established in the acquisition contract, which are common to transactions of this nature, the value of the consideration may be adjusted based on the net debt, working capital and contingent assets of the Hercosul Group and for which the Company has used its best estimate at the disclosure date of this condensed consolidated interim financial information. There is no maximum amount defined for the price adjustment.

The Company incurred in expenses with advisors, lawyers and other related to the acquisition and integration of Hercosul Group in the amount of R$14,335 for the nine-month period ended on September 30, 2021, which were recognized under administrative expenses.

The preliminary goodwill of R$766,183 recognized in the acquisition consists mainly of the value of the synergies expected from the combination of the operations of BRF Pet, Hercosul Group and Mogiana Group and the value of the acquired intangibles, including brands, which reinforce BRF's presence in the pet food sector. The results, intangible assets with indefinite useful life and goodwill arising from this business combination are presented in Other segments (note 24).

Due to the size and complexity of the Hercosul Group operations, at the disclosure date of this condensed interim financial information, the evaluation by an independent party of the fair value of the assets acquired and liabilities assumed is in progress. The Company's current best estimate of the fair value of the assets and liabilities is presented below and reflected in the Company's condensed consolidated interim financial information:

	Fair value at the acquisition date
	Gewinner Participações Consolidated	Hercosul International
Assets
Cash and cash equivalents	17,743	4,402
Trade and other receivables	40,838	8,475
Inventories	34,355	9,623
Recoverable taxes	15,771	4,078
Advances	29,103	-
Property, plant and equipment, net	23,829	59,135
Intangible assets	647	393
Other assets	773	2,805
	163,059	88,911
Liabilities
Social and Labor Obligations	6,681	200
Trade accounts payable	66,760	8,320
Taxes payable	14,879	200
Loans and borrowings	65,825	29,555
Other liabilities	10,720	20,478
	164,865	58,753

Net assets acquired	(1,806)	30,158

Fair value of consideration transferred	726,186	68,349

Preliminary goodwill	727,992	38,191

The Company's current best estimate of the fair value of the assets and liabilities is presented below and reflected in the Company's condensed consolidated interim financial information:

Due to the size and complexity of the Hercosul Group operations, at the disclosure date of this condensed interim financial information, the evaluation by an independent party of the fair value of the assets acquired and liabilities assumed is in progress. The Company's current best estimate of the fair value of the assets and liabilities is presented below and reflected in the Company's condensed consolidated interim financial information:

	Fair value at the acquisition date
	Gewinner Participações Consolidated	Hercosul International
Assets
Cash and cash equivalents	17,743	4,402
Trade and other receivables	40,838	8,475
Inventories	34,355	9,623
Recoverable taxes	15,771	4,078
Advances	29,103	-
Property, plant and equipment, net	23,829	59,135
Intangible assets	647	393
Other assets	773	2,805
	163,059	88,911
Liabilities
Social and Labor Obligations	6,681	200
Trade accounts payable	66,760	8,320
Taxes payable	14,879	200
Loans and borrowings	65,825	29,555
Other liabilities	10,720	20,478
	164,865	58,753

Net assets acquired	(1,806)	30,158

Fair value of consideration transferred	726,186	68,349

Preliminary goodwill	727,992	38,191

Due to the size and complexity of the Mogiana Group operations, at the disclosure date of this condensed interim financial information, the evaluation by an independent party of the fair value of the assets acquired and liabilities assumed is in progress. The Company's current best estimate of the fair value of the assets and liabilities is presented below and reflected in the Company's condensed consolidated interim financial information:

Due to the size and complexity of the Mogiana Group operations, at the disclosure date of this condensed interim financial information, the evaluation by an independent party of the fair value of the assets acquired and liabilities assumed is in progress. The Company's current best estimate of the fair value of the assets and liabilities is presented below and reflected in the Company's condensed consolidated interim financial information:

Mogiana Group Combined	Fair value at the acquisition date
Assets
Cash and cash equivalents	938
Marketable securities	29,842
Trade and other receivables	61,184
Inventories	55,334
Recoverable taxes	29,020
Property, plant and equipment, net	101,618
Intangible assets	1,064
Other assets	5,500
284,500
Liabilities
Trade accounts payable	55,838
Loans and borrowings	22,734
Lease liability	11,147
Taxes payable	10,438
Labor Obligations	6,296
Contingencies	8,363
Employee benefits	2,081
Deferred Taxes	750
Other liabilities	14,506
132,153

Net assets acquired	152,347

Fair value of consideration transferred	435,773

Preliminary goodwill	283,426

Due to the pandemic, the Company has incurred in direct expenditures, such as transportation, personnel, prevention, control and donations, which are presented in the statement of income (loss) within the following line items

Due to the pandemic, the Company has incurred in direct expenditures, such as transportation, personnel, prevention, control and donations, which are presented in the statement of income (loss) within the following line items:

		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Cost of sales (1)	(41,391)	(163,047)	(99,019)	(273,308)
Selling expenses	(27,315)	(51,405)	(2,241)	(48,558)
General and administrative expenses	(3,714)	(20,661)	(43,911)	(69,976)
	(72,420)	(235,113)	(145,171)	(391,842)

The main differences between these condensed consolidated interim financial information and those filed with the CVM, resulting from this event, are disclosed below.

The Company is subject to the reporting requirements established by the Brazilian Corporation Law and the regulations of the Securities and Exchange Commission of Brazil (Comissão de Valores Mobiliários, or “CVM”). The liability of this class action lawsuit was not recognized in the financial statements filed with the CVM for the year ended December 31, 2019, which were filed on March 3, 2020. Therefore, the class action lawsuit was recognized in the interim financial information filed with the CVM for the nine months ended September 30, 2020. The main differences between these condensed consolidated interim financial information and those filed with the CVM, resulting from this event, are disclosed below.

	As filed with the CVM	Adjustment for class action settlement	As filed with the SEC	Corresponding notes
	09.30.20	09.30.20	09.30.20	09.30.20
Statement of income (loss)
Other operating income (expenses), net	(113,193)	204,436	91,243	24 and 26
Income taxes	(165,146)	(69,508)	(234,654)	10
Net income from continuing operations	487,606	134,928	622,534	22